Collection Period Ended
31-Mar-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
12,541,596.68
0.090156
0.00
1.000000
12,541,596.68
Interest & Principal
Payment
0.00
0.00
12,601,778.65
120,945.67
$12,722,724.32
Total
$181,127.64
Class A-3 Notes
1.420000%
60,181.97
0.141605
29.651244
Class A-4 Notes
2.140000%
120,945.67
1.783333
1.783333
Class A-1 Notes
0.309120%
0.00
0.000000
0.000000
Class A-2 Notes
0.700000%
0.00
0.000000
0.000000
Current Overcollateralization Amount
54,791,543.75
34.05%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Initial Overcollateralization Amount
103,010,874.91
9.40%
Target Overcollateralization Amount
54,791,543.75
34.05%
Pool Balance
1,150,006,889.88
180,875,298.54
167,688,307.97
Amount
Percentage
Adjusted Pool Balance
1,095,830,874.91
173,469,546.92
160,927,950.24
Yield Supplement Overcollateralization Amount
54,176,014.97
7,405,751.62
6,760,357.73
Total Note Balance
992,820,000.00
118,678,003.17
106,136,406.49
Overcollateralization
103,010,874.91
54,791,543.75
54,791,543.75
Class A-3 Notes
425,000,000.00
50,858,003.17
38,316,406.49
29.509639
Class A-4 Notes
67,820,000.00
67,820,000.00
67,820,000.00
0.000000
Class A-1 Notes
280,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
220,000,000.00
0.00
0.00
0.000000
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Mar-2013
15-Apr-2013
30/360 Days
30
Distribution Date
15-Apr-2013
Interest Period of the Class A-1 Notes (from... to)
15-Mar-2013
15-Apr-2013          Actual/360 Days
Collection Period (from... to)
1-Mar-2013
31-Mar-2013
Determination Date
11-Apr-2013
Record Date
12-Apr-2013
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
35
Aggregate Principal Distributable Amount
12,541,596.68
12,541,596.68
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
181,127.64
181,127.64
0.00
0.00
0.00
12,541,596.68
12,541,596.68
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
thereof on Class A-4 Notes
120,945.67
120,945.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
60,181.97
60,181.97
0.00
Monthly Interest Distributable Amount
181,127.64
181,127.64
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
150,729.42
150,729.42
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
13,831,103.39
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
13,831,103.39
(9) Excess Collections to Certificateholders
957,649.65
Investment Earnings
80.62
(6) Regular Principal Distributable Amount
12,541,596.68
Available Collections
13,831,103.39
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
167,345.13
(3) Interest Distributable Amount Class A Notes
181,127.64
Principal Collections
13,115,034.71
(1) Total Servicing Fee
150,729.42
Interest Collections
548,642.93
Nonrecoverable Advances to the Servicer
0.00
Available Funds
Distributions
11.89
45.18
3.92%
Weighted Average Number of Remaining Payments
50.23
20.84
Weighted Average Seasoning (months)
Pool Balance end of Collection Period
167,688,307.97
14,435
Pool Factor
14.58%
As of Cutoff Date
Current
Weighted Average APR
4.06%
Principal Collections attributable to Full Pay-offs
3,809,929.76
Principal Purchase Amounts
0.00
Principal Gross Losses
71,955.86
Pool Balance beginning of Collection Period
180,875,298.54
14,927
Principal Collections
9,305,104.95
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,150,006,889.88
38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund
14.12
Net Investment Earnings on the Collection Account
66.50
Investment Earnings for the Collection Period
80.62
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,739,577.19
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
14.12
minus Net Investment Earnings
14.12
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
2,739,577.19
Reserve Fund and Investment Earnings
-91,347.31
71,955.86
Principal Net Liquidation Proceeds
0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.399%
Principal Recoveries
163,303.17
Principal Net Losses
Total
167,688,307.97
14,435
100.00%
Cumulative Principal Net Losses
4,589,027.83
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
0.89%
61-90 Days Delinquent
324,061.01
19
0.19%
91-120 Days Delinquent
155,668.55
9
0.09%
Delinquency Profile *
Amount
31-60 Days Delinquent
1,494,929.85
107
Percentage
Current
165,713,648.56
14,300
98.82%
Number of Receivables